Trade and other payables	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Trade and other payables

11	Trade and other payables

	2026 USD	2025 USD
Trade payables	20,397	2,445
Accrued expenses	659,397	55,729
	679,794	58,174

IMC Rare Earths Ltd

Notes to the consolidated financial statements

March 31, 2026 and 2025